Financing Receivables and Allowance for Losses on Financing Receivables (Allowance for Losses on Financing Receivables) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Industrial Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	$ (31)
Energy Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	(17)
GECAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	(28)
GE Capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	81	$ 93
Provision charged	18	23
Net write-offs	(20)	(18)
Other	0	4
Ending Balance	79	$ 94
GE Capital | Industrial Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net write-offs	5
GE Capital | Energy Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net write-offs	$ 15